Subsequent Events (Details Textual) - USD ($) $ in Millions	Oct. 30, 2017	Jul. 29, 2016
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 71.3
Subsequent Event [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 15.0